                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                               -------------------

Check here if Amendment [_]; Amendment Number: ________

 This Amendment (Check only one,):    [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Helix Investment Partners LLC
         ------------------------------
Address: 1801 Avenue of the Stars
         ------------------------------
         Suite 1240
         ------------------------------
         LOS ANGELES, CA  90067-5806
         ------------------------------

Form 13F File Number: 28- _______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Phillip A. Faigley
       ----------------------------
Title: Vice President of Operations
       ----------------------------
Phone: 310-788-8724
       ----------------------------

Signature, Place, and Date of Signing:

  /s/ Phillip A. Faigley                Los Angeles, CA             2/15/02
  -----------------------               ---------------            ---------
        [Signature]                      [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                            ------------
Form 13F Information Table Entry Total:               87
                                            ------------
Form 13F Information Table Value Total:     $172,860,751
                                            ------------
                                             (thousands)

List of Other Included Managers: NONE

                                    -------------------------------------------------------------------------------------------
Item 1                              Item 2        Item 3        Item 4                              Item 5
                                    Title of      CUSIP         Fair Market
Name Of Issuer                      Class         Number        Value          Shares       PRN            Put          Call
-------------------------------------------------------------------------------------------------------------------------------
                                    --------------
AGNICO-EAGLE MINES LTD              Conv. Note    008474aa6       3,865,500                   4,295,000
                                    --------------
AKAMAI TECHNOLGIES INC              Conv. Note    00971taa9       2,120,000                   4,000,000
                                    --------------
AKAMAI TECHNOLGIES INC              Conv. Note    00971tac5       3,551,000                   6,700,000
                                    --------------
ALKERMES INC                        Conv. Note    01642tab4       6,893,838                   9,955,000
                                    --------------
CV THERAPEUTICS INC                 Conv. Note    126667aa2       1,632,000                   1,600,000
                                    --------------
CV THERAPEUTICS INC                 Conv. Note    126667ab0       5,508,000                   5,400,000
                                    --------------
CELL THERAPEUTICS INC               Conv. Note    150934aa5       4,365,000                   4,500,000
                                    --------------
CHECKFREE CORP                      Conv. Note    162813AA7       6,802,025                   8,665,000
                                    --------------
CHECKPOINT SYSTEMS INC              Conv. Note    162825ab9       3,872,800                   4,120,000
                                    --------------
CIENA CORP                          Conv. Note    171779aa9       6,450,000                  10,000,000
                                    --------------
COEUR D'ALENE MINES CORP            Conv. Note    192108ah1       1,695,790                   2,323,000
                                    --------------
CONEXANT SYSTEMS INC                Conv. Note    207142ab6       5,370,000                   6,000,000
                                    --------------
CONEXANT SYSTEMS INC                Conv. Note    207142af7       4,836,250                   7,300,000
                                    --------------
CURAGEN CORP                        Conv. Note    23126raa9       1,590,000                   2,000,000
                                    --------------
CURAGEN CORP                        Conv. Note    23126rac5       3,975,000                   5,000,000
                                    --------------
ENZON INC                           Conv. Note    293904aa6       6,015,000                   6,000,000
                                    --------------
HUMAN GENOME SCIENCES               Conv. Note    444903ah1       7,467,000                   9,956,000
                                    --------------
HUTCHINSON TECHNOLOGY INC           Conv. Note    448407ac0       2,800,000                   2,800,000
                                    --------------
IMCLONE SYSTEMS INC                 Conv. Note    45245waa7       5,325,000                   5,000,000
                                    --------------
IMCLONE SYSTEMS INC                 Conv. Note    45245wad1       2,130,000                   2,000,000
                                    --------------
INHALE THERAPEUTIC SYSTEMS INC      Conv. Note    457191ag9       1,942,500                   3,000,000
                                    --------------
INHALE THERAPEUTIC SYSTEMS INC      Conv. Note    457191ah7       3,237,500                   5,000,000
                                    --------------
JUNIPER NETWORKS INC                Conv. Note    48203raa2      11,025,000                  15,000,000
                                    --------------
MRV COMMUNICATIONS INC              Conv. Note    553477ab6       6,438,000                   8,700,000
                                    --------------
MANUGISTICS GROUP INC               Conv. Note    565011ab9       6,375,000                   7,500,000
                                    --------------
PETSMART INC                        Conv. Note    716768ab2       3,300,000                   2,750,000
                                    --------------
SEPRACOR INC                        Conv. Note    817315al8       7,437,500                   8,500,000
                                    --------------
VECTOR GROUP LTD                    Conv. Note    92240maa6       3,981,250                   3,500,000
                                    --------------
VERTEX PHARMACEUTICALS INC          Conv. Note    92532fad2       4,110,000                   6,000,000
                                    --------------
VIROPHARMA INC                      Conv. Note    928241aa6       2,700,000                   5,000,000
                                    --------------
VIROPHARMA INC                      Conv. Note    928241ac2       2,349,000                   4,350,000
                                    --------------
ACT MANUFACTURING INC (CHAPTER XI)  Conv. Note    000973ab3         600,000                   7,500,000
                                    --------------
USINTERNETWORKING INC (DEFAULT)     Conv. Note    917311ah5         700,000                   3,500,000
                                    --------------
XO COMMUNICATIONS INC (DEFAULT)     Conv. Note    983764aa9         180,000                   9,000,000
                                    --------------
ACT MANUFACTURING INC.              Com Stk       000973107          50,505      144,300
                                    --------------
ACXIOM CORP.                        Com Stk       005125109         507,975       29,077
                                    --------------
ADELPHIA COMMUNICATIONS CORP        Com Stk       006848105       2,494,400       80,000
                                    --------------
AKAMAI TECHNOLOGIES INC.            Com Stk       00971T101          57,155        9,622
                                    --------------
ALAMOSA HOLDINGS INC.               Com Stk       011589108         178,950       15,000
                                    --------------
ALKEMES INC                         Com Stk       01642T108         873,096       33,122
                                    --------------
ALLEGIANCE TELECOM INC              Com Stk       01747T102         590,248       71,200
                                    --------------
AMKOR TECHNOLOGY INC                Com Stk       031652100         480,900       30,000

                                      ---------------------------------------------------------------------------------------
Item 1                                Item 6                                  Item 7    Item 8
                                      Investment Discretion                   Mngrs     Voting Authority
                                      (a) Sole       (b)Shrd      (c)Shrd                   (Shares)
Name Of Issuer                                       as dfnd      Other                 (a) Sole        (b)Shrd    (c)None
-----------------------------------------------------------------------------------------------------------------------------
                                     ----------------------------------------------------------------------------------------
AGNICO-EAGLE MINES LTD                Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
AKAMAI TECHNOLGIES INC                Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
AKAMAI TECHNOLGIES INC                Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
ALKERMES INC                          Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
CV THERAPEUTICS INC                   Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
CV THERAPEUTICS INC                   Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
CELL THERAPEUTICS INC                 Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
CHECKFREE CORP                        Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
CHECKPOINT SYSTEMS INC                Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
CIENA CORP                            Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
COEUR D'ALENE MINES CORP              Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
CONEXANT SYSTEMS INC                  Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
CONEXANT SYSTEMS INC                  Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
CURAGEN CORP                          Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
CURAGEN CORP                          Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
ENZON INC                             Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
HUMAN GENOME SCIENCES                 Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
HUTCHINSON TECHNOLOGY INC             Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
IMCLONE SYSTEMS INC                   Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
IMCLONE SYSTEMS INC                   Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
INHALE THERAPEUTIC SYSTEMS INC        Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
INHALE THERAPEUTIC SYSTEMS INC        Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
JUNIPER NETWORKS INC                  Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
MRV COMMUNICATIONS INC                Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
MANUGISTICS GROUP INC                 Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
PETSMART INC                          Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
SEPRACOR INC                          Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
VECTOR GROUP LTD                      Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
VERTEX PHARMACEUTICALS INC            Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
VIROPHARMA INC                        Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
VIROPHARMA INC                        Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
ACT MANUFACTURING INC (CHAPTER XI)    Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
USINTERNETWORKING INC (DEFAULT)       Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
XO COMMUNICATIONS INC (DEFAULT)       Sole                  0           0                         0           0            0
                                     ----------------------------------------------------------------------------------------
ACT MANUFACTURING INC.                Sole                  0           0                   144,300           0            0
                                     ----------------------------------------------------------------------------------------
ACXIOM CORP.                          Sole                  0           0                    29,077           0            0
                                     ----------------------------------------------------------------------------------------
ADELPHIA COMMUNICATIONS CORP          Sole                  0           0                    80,000           0            0
                                     ----------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES INC.              Sole                  0           0                     9,622           0            0
                                     ----------------------------------------------------------------------------------------
ALAMOSA HOLDINGS INC.                 Sole                  0           0                    15,000           0            0
                                     ----------------------------------------------------------------------------------------
ALKEMES INC                           Sole                  0           0                    33,122           0            0
                                     ----------------------------------------------------------------------------------------
ALLEGIANCE TELECOM INC                Sole                  0           0                     7,200           0            0
                                     ----------------------------------------------------------------------------------------
AMKOR TECHNOLOGY INC                  Sole                  0           0                    30,000           0            0
                                                      -------                           ------------

-----------------------------------------------------------------------------------------------------------------------------------
                                        --------------                                                   --------------------------
ATLAS AIR WORLDWIDE HOLDINGS INC        Com Stk       049164106         586,000       40,000              Sole          0        0
                                        --------------                                                   --------------------------
CNET NETWORKS INC                       Com Stk       12613R104         387,109       43,156              Sole          0        0
                                        --------------                                                   --------------------------
CV THERAPEUTICS INC                     Com Stk       126667104       1,716,660       33,000              Sole          0        0
                                        --------------                                                   --------------------------
CELL TERAPEUTICS INC                    Com Stk       150934107         200,845        8,320              Sole          0        0
                                        --------------                                                   --------------------------
CHARTER COMMUNICATIONS                  Com Stk       16117M107         657,200       40,000              Sole          0        0
                                        --------------                                                   --------------------------
CHECKFREE CORP                          Com Stk       162813109         527,310       29,295              Sole          0        0
                                        --------------                                                   --------------------------
CHECKPOINT SYSTEMS INC                  Com Stk       162825103         223,780       16,700              Sole          0        0
                                        --------------                                                   --------------------------
CIENA CORP                              Com Stk       171779101         274,752       19,200              Sole          0        0
                                        --------------                                                   --------------------------
COEUR D'ALENE MINES CORP                Com Stk       192108108          46,290       58,595              Sole          0        0
                                        --------------                                                   --------------------------
CONEXANT SYSTEMS INC                    Com Stk       207142100         700,481       48,780              Sole          0        0
                                        --------------                                                   --------------------------
CORECOMM LIMITED                        Com Stk       21869Q108          11,846       74,500              Sole          0        0
                                        --------------                                                   --------------------------
CURAGEN CORP                            Com Stk       23126R101         949,159       42,430              Sole          0        0
                                        --------------                                                   --------------------------
EDISON INTERNATIONAL                    Com Stk       281020107         453,000       30,000              Sole          0        0
                                        --------------                                                   --------------------------
ENZON INC                               Com Stk       293904108         801,990       14,250              Sole          0        0
                                        --------------                                                   --------------------------
FREEPORT-MCMORAN COPPER & GOLD INC      Com Stk       35671D857         865,556       64,642              Sole          0        0
                                        --------------                                                   --------------------------
HUMAN GENOME SCIENCES INC               Com Stk       444903108         486,344       14,423              Sole          0        0
                                        --------------                                                   --------------------------
HUTCHINSON TECHNOLOGY INC               Com Stk       448407106         169,506        7,300              Sole          0        0
                                        --------------                                                   --------------------------
IMCLONE SYSTEMS INC                     Com Stk       45245W109       1,556,410       33,500              Sole          0        0
                                        --------------                                                   --------------------------
INHALE THERAPEUTIC SYSTEMS INC          Com Stk       457191194         869,531       46,875              Sole          0        0
                                        --------------                                                   --------------------------
JUNIPER NETWORKS INC                    Com Stk       48203R104         928,550       49,000              Sole          0        0
                                        --------------                                                   --------------------------
LEAP WIRELESS INTERNATIONAL INC         Com Stk       521863100         838,800       40,000              Sole          0        0
                                        --------------                                                   --------------------------
MRV COMMUNICATIONS INC                  Com Stk       553477100         202,498       47,759              Sole          0        0
                                        --------------                                                   --------------------------
MANUGISTICS GROUP INC                   Com Stk       565011103         812,845       38,560              Sole          0        0
                                        --------------                                                   --------------------------
MCDERMOTT INTERNATIONAL INC             Com Stk       580037109          71,166        5,800              Sole          0        0
                                        --------------                                                   --------------------------
MICROCELL TELECOMMUNICATIONS INC        Com Stk       59501T304         248,000      100,000              Sole          0        0
                                        --------------                                                   --------------------------
MILLICOM INTERNATIONAL CELLULAR S.A.    Com Stk       L6388F102          69,255        5,700              Sole          0        0
                                        --------------                                                   --------------------------
MISSION RESOURCES CORP                  Com Stk       605109107         438,900      125,400              Sole          0        0
                                        --------------                                                   --------------------------
NEXTEL COMMUNICATIONS INC               Com Stk       65332V103         438,400       40,000              Sole          0        0
                                        --------------                                                   --------------------------
NORTHWEST AIRLINES CORP                 Com Stk       667280101         514,960       32,800              Sole          0        0
                                        --------------                                                   --------------------------
PETSMART INC                            Com Stk       716768106         447,267       45,454              Sole          0        0
                                        --------------                                                   --------------------------
SAKS INC                                Com Stk       79377W108          56,040        6,000              Sole          0        0
                                        --------------                                                   --------------------------
SEPRACOR INC                            Com Stk       817315104         797,984       13,985              Sole          0        0
                                        --------------                                                   --------------------------
SIRIUS SATELLITE RADIO INC              Com Stk       82966U103       2,179,671      187,418              Sole          0        0
                                        --------------                                                   --------------------------
SIX FLAGS INC                           Com Stk       83001P109         461,400       30,000              Sole          0        0
                                        --------------                                                   --------------------------
TALK AMERICA HOLDINGS INC               Com Stk       87426R103          63,847      155,724              Sole          0        0
                                        --------------                                                   --------------------------
TIME WARNER TELECOM INC                 Com Stk       887319101         796,050       45,000              Sole          0        0
                                        --------------                                                   --------------------------
VECTOR GROUP LTD                        Com Stk       92240M108         657,000       20,000              Sole          0        0
                                        --------------                                                   --------------------------
VERTEX PHARMACEUTICALS INC              Com Stk       92532F100         471,317       19,167              Sole          0        0
                                        --------------                                                   --------------------------
VINTAGE PETROLEUM                       Com Stk       927460105         578,000       40,000              Sole          0        0
                                        --------------                                                   --------------------------
VIROPHARMA INC                          Com Stk       928241108         760,311       33,129              Sole          0        0
                                        --------------                                                   --------------------------
WINN-DIXIE STROES INC                   Com Stk       974280109         286,425       20,100              Sole          0        0
                                        --------------                                                   --------------------------
XM SATELLITE RADIO HOLDINGS INC         Com Stk       983759101       3,383,197      184,270              Sole          0        0
                                        --------------                                                   --------------------------
XO COMMUNICATIONS INC                   Com Stk       983764101              47          490              Sole          0        0
                                        --------------                                                   --------------------------
ACT MANUFACTURING INC                   Options                           1,470                   300     Sole          0        0
                                        --------------                                                   --------------------------
XM SATELLITE                            Options                             400                   800     Sole          0        0
                                                                                                         --------------------------

-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                       172,860,751
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------
ATLAS AIR WORLDWIDE HOLDINGS INC                 40,000        0            0
                                                ----------------------------------
CNET NETWORKS INC                                43,156        0            0
                                                ----------------------------------
CV THERAPEUTICS INC                              33,000        0            0
                                                ----------------------------------
CELL TERAPEUTICS INC                              8,320        0            0
                                                ----------------------------------
CHARTER COMMUNICATIONS                           40,000
                                                ----------------------------------
CHECKFREE CORP                                   29,295        0            0
                                                ----------------------------------
CHECKPOINT SYSTEMS INC                           16,700        0            0
                                                ----------------------------------
CIENA CORP                                       19,200        0            0
                                                ----------------------------------
COEUR D'ALENE MINES CORP                         58,595        0            0
                                                ----------------------------------
CONEXANT SYSTEMS INC                             48,780        0            0
                                                ----------------------------------
CORECOMM LIMITED                                 74,500        0            0
                                                ----------------------------------
CURAGEN CORP                                     42,430        0            0
                                                ----------------------------------
EDISON INTERNATIONAL                             30,000        0            0
                                                ----------------------------------
ENZON INC                                        14,250        0            0
                                                ----------------------------------
FREEPORT-MCMORAN COPPER & GOLD INC               64,642        0            0
                                                ----------------------------------
HUMAN GENOME SCIENCES INC                        14,423        0            0
                                                ----------------------------------
HUTCHINSON TECHNOLOGY INC                         7,300        0            0
                                                ----------------------------------
IMCLONE SYSTEMS INC                              33,500        0            0
                                                ----------------------------------
INHALE THERAPEUTIC SYSTEMS INC                   46,875        0            0
                                                ----------------------------------
JUNIPER NETWORKS INC                             49,000        0            0
                                                ----------------------------------
LEAP WIRELESS INTERNATIONAL INC                  40,000        0            0
                                                ----------------------------------
MRV COMMUNICATIONS INC                           47,759        0            0
                                                ----------------------------------
MANUGISTICS GROUP INC                            38,560        0            0
                                                ----------------------------------
MCDERMOTT INTERNATIONAL INC                       5,800        0            0
                                                ----------------------------------
MICROCELL TELECOMMUNICATIONS INC                100,000        0            0
                                                ----------------------------------
MILLICOM INTERNATIONAL CELLULAR S.A.              5,700        0            0
                                                ----------------------------------
MISSION RESOURCES CORP                          125,400        0            0
                                                ----------------------------------
NEXTEL COMMUNICATIONS INC                        40,000        0            0
                                                ----------------------------------
NORTHWEST AIRLINES CORP                          32,800        0            0
                                                ----------------------------------
PETSMART INC                                     45,454        0            0
                                                ----------------------------------
SAKS INC                                          6,000        0            0
                                                ----------------------------------
SEPRACOR INC                                     13,985        0            0
                                                ----------------------------------
SIRIUS SATELLITE RADIO INC                      187,418        0            0
                                                ----------------------------------
SIX FLAGS INC                                    30,000        0            0
                                                ----------------------------------
TALK AMERICA HOLDINGS INC                       155,724        0            0
                                                ----------------------------------
TIME WARNER TELECOM INC                          45,000        0            0
                                                ----------------------------------
VECTOR GROUP LTD                                 20,000        0            0
                                                ----------------------------------
VERTEX PHARMACEUTICALS INC                       19,167        0            0
                                                ----------------------------------
VINTAGE PETROLEUM                                40,000        0            0
                                                ----------------------------------
VIROPHARMA INC                                   33,129        0            0
                                                ----------------------------------
WINN-DIXIE STROES INC                            20,100        0            0
                                                ----------------------------------
XM SATELLITE RADIO HOLDINGS INC                 184,270        0            0
                                                ----------------------------------
XO COMMUNICATIONS INC                               490        0            0
                                                ----------------------------------
ACT MANUFACTURING INC                                 0        0            0
                                                ----------------------------------
XM SATELLITE                                          0        0            0
                                                ----------------------------------

----------------------------------------------------------------------------------
COLUMN TOTALS
----------------------------------------------------------------------------------